6. Property, Plant, and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

The following table sets forth the components of the Company’s property and equipment on September 30, 2020, and December 31, 2019:

	September 30, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value
Computers, software, and office equipment	$4,648	$(1,936)	$2,712	$4,757	$(779)	$3,978
Land	139,444	–	139,444	143,201	–	143,201
Construction in progress	1,495,120	–	1,495,120	1,540,918	–	1,540,918
Total fixed assets	$1,639,212	$(1,936)	$1,637,276	$1,688,876	$(779)	$1,688,097

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Computers, software, and office equipment	$4,757	$(779)	$3,978	$–	$–	$–
Land	143,201	–	143,201	136,338	–	–
Construction in progress	1,540,918	–	1,540,918	1,426,922	–	–
Total fixed assets	$1,688,876	$(779)	$1,688,097	$1,563,260	$–	$–